Basis of Presentation (Tables)	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Summary of quantitative information for financial instruments
The following table presents quantitative information for financial instruments impacted by the RBSL announcement, including both CDOR and bankers’ acceptance (BA) rates, that either mature after June 28, 2024 or are demand facilities that will be subject to remediation to amend the benchmark interest rate.

(Canadian $ in millions)	July 31, 2022
Non-derivative assets (1)	33,008
Non-derivative liabilities (1)	4,595
Derivative notional amounts (2)	1,399,004
Authorized and committed loan commitments (3)	26,298

(1)	All amounts are presented based on contractual amounts outstanding with the exception of securities, in non-derivative assets, which are disclosed based on carrying value.
(2)
 Notional amounts represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore  are not recorded in our Consolidated Balance Sheet.

(3)
 Excludes personal lines of credit and credit cards that are unconditionally cancellable at our discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not  be representative of the funding likely to be required for these commitments.